Expense Example - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640